SUPPLEMENT

Dated August 29, 2008

To the Class IA and Class IB Shares Prospectuses (The “Prospectuses”)

For Hartford HLS Funds, Dated May 1, 2008

The above referenced Prospectuses are revised as follows:

I.              Management Fee Reductions, Fee Waivers and Expense Caps

At a meeting held on August 5-6, 2008, (the “Meeting”), the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Companies”) approved the continuation of the investment management agreements between the Companies and HL Investment Advisors, LLC (“HL Advisors”), the funds’ investment manager, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to: (i) permanently reduce the contractual management fee for Hartford Money Market HLS Fund, and (ii) revise the contractual fee waiver for Hartford Money Market HLS Fund.  A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

Hartford Money Market HLS Fund

HL Advisors has eliminated its 0.05% voluntary management fee waiver.  In addition, HL Advisors has agreed to combine the first and second management fee breakpoints, permanently reducing fees on the first $2 billion of assets by 0.05% and reducing overall contractual management fees (on a weighted basis) by 0.028%.  The new management fee schedule is as follows:

First $5 billion	0.400%
Next $5 billion	0.380%
Over $10 billion	0.370%

II.            Introduction of New Breakpoints

At the Meeting, the Boards of Directors of the Companies approved the continuation of the investment management agreements between the Companies and HL Advisors, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds.  A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Growth HLS Fund, Hartford

International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford SmallCap Value Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund

HL Advisors has agreed to implement permanent breakpoints to each fund’s fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund

HL Advisors has agreed to implement permanent breakpoints to each fund’s fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

III.           Revision to Limitation on Investments in Foreign Securities

Hartford Growth Opportunities HLS Fund, Hartford Value Opportunities HLS Fund

Effective October 1, 2008, each fund’s investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

IV.           Portfolio Manager Change

Hartford High Yield HLS Fund

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund.  The fund will continue to be managed by Mark Niland and James Serhant.  Accordingly, all references to Mr. Toutoungi are hereby deleted.

V.            Revision to Principal Investment Strategy

Hartford Money Market HLS Fund

Effective immediately, under the sub-heading entitled “Principal Investment Strategy,” the following disclosure is added at the end of the first paragraph:

The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated August 29, 2008

To the Combined Statement of Additional Information (The “SAI”)

For The Hartford HLS Funds, Dated May 1, 2008

The above referenced SAI is revised as follows:

I.              Management Fee Reductions, Fee Waivers and Expense Caps

At a meeting held on August 5-6, 2008, (the “Meeting”), the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Companies”) approved the continuation of the investment management agreements between the Companies and HL Investment Advisors, LLC (“HL Advisors”), the funds’ investment manager, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to: (i) permanently reduce the contractual management fee for Hartford Money Market HLS Fund, and (ii) revise the contractual fee waiver for Hartford Money Market HLS Fund.  A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

Hartford Money Market HLS Fund

HL Advisors has eliminated its 0.05% voluntary management fee waiver.  In addition, HL Advisors has agreed to combine the first and second management fee breakpoints, permanently reducing fees on the first $2 billion of assets by 0.05% and reducing overall contractual management fees (on a weighted basis) by 0.028%.  The new management fee schedule is as follows:

First $5 billion	0.400%
Next $5 billion	0.380%
Over $10 billion	0.370%

II.            Introduction of New Breakpoints

At the Meeting, the Boards of Directors of the Companies approved the continuation of the investment management agreements between the Companies and HL Advisors, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds.  A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Growth HLS Fund, Hartford

International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford SmallCap Value Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund

HL Advisors has agreed to implement permanent breakpoints to each fund’s fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund

HL Advisors has agreed to implement permanent breakpoints to each fund’s fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

III.           Revision to Limitation on Investments in Foreign Securities

Hartford Growth Opportunities HLS Fund, Hartford Value Opportunities HLS Fund

Effective October 1, 2008, each fund’s investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

IV.           Portfolio Manager Change

Hartford High Yield HLS Fund

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund.  The fund will continue to be managed by Mark Niland and James Serhant.  Accordingly, all references to Mr. Toutoungi are hereby deleted.

V.            Revision to “Determination of Net Asset Value”

Effective immediately, under the heading entitled “Determination of Net Asset Value,” the following disclosure is added at the end of the fourth paragraph:

In connection with its use of the amortized cost method, Money Market HLS Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days.

This Supplement should be retained with your SAI for future reference.